Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of federal statutory rate and loss before income taxes

December 31, 2017
Computed “expected” income tax benefit	$(113,828)
State income tax benefit, net of federal benefit	15,209
Change in valuation allowance	(191,667)
Permanent differences, net	(106,919)
Change in federal income tax rate	120,784
IRC section 382 limitations on future NOL utilization	249,208
Write-off of property & equipment deferred tax asset	27,213

Provision for income taxes	$—

Schedule of components of deferred tax assets and liabilities

2017
Deferred tax assets:
Deferred expenses	$176,030
Property and equipment	(65)
Capitalized start-up expenses	48,078
Deferred tax assets	224,043
Less: Valuation allowance	(224,043)
Net deferred tax assets	$—